                                                                          497(j)


                                           February 13, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Van Kampen Equity Trust -- Rule 497(j) Filing
                  (Filing Nos. 33-8122 and 811-4805)

Ladies and Gentlemen:

     Van Kampen Equity Trust, on behalf of its series Van Kampen Leaders Fund, filed via EDGAR on February 3, 2006 an electronically signed copy of Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto. The Registration Statement and exhibits were filed pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectuses contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Statement of Additional Information has been filed with the Commission via EDGAR pursuant to Rule 497(c) of the 1933 Act Rules under separate cover.

     Should the staff have any questions regarding the foregoing, please contact me at (312) 407-0863.

                                           Very truly yours,

                                           /s/ Charles B. Taylor




                                       1